Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Inventory

Note 6 — Inventory

Inventories are stated at the lower of cost or net realizable value, with cost principally determined by the weighted-average cost method on a first-in, first-out basis. Such costs include the acquisition cost for raw materials and operating supplies. The Company’s standard payment terms with suppliers may require making payments in advance of delivery of the Company’s products. The Company’s prepaid inventory is a short-term, non-interest-bearing asset that is applied to the purchase of products once they are delivered.

Inventory consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Raw materials	$24,100	$24,960
Prepaid inventory	10,838	15,506
Finished goods	7,607	13,689
Inventory for resale	5,024	—
Inventory, gross	47,569	54,155
Inventory reserves	(29,845)	(32,759)
Total inventory, net	$17,724	$21,396

Inventory Reserves

The Company establishes an inventory reserve for obsolete, slow moving, and defective inventory. The Company calculates inventory reserves for obsolete, slow moving, or defective items as the difference between the cost of inventory and its estimated net realizable value. The reserves are based upon management’s expected method of disposition.

Changes in the Company’s inventory reserve are as follows:

(In thousands)	Nine Months Ended September 30, 2023	Year Ended December 31, 2022
Inventory reserves – beginning of period	$32,759	$942
(Decrease) increase in inventory reserves	(2,914)	31,817
Inventory reserves – end of period	$29,845	$32,759

Note 6 — Inventory

Inventories are stated at the lower of cost or net realizable value, with cost principally determined by the weighted-average cost method on a first-in, first-out basis. Such costs include the acquisition cost for raw materials and operating supplies. The Company’s standard payment terms with suppliers may require making payments in advance of delivery of the Company’s products. The Company’s prepaid inventory is a short-term, non-interest-bearing asset that is applied to the purchase of products once they are delivered.

Inventory consisted of the following as of December 31, 2022 and 2021 as follows:

(In thousands)	December 31, 2022	December 31, 2021
Raw materials	$24,960	$6,393
Prepaid inventory	15,506	2,237
Finished goods	13,352	12,810
Inventory, gross	53,818	21,440
Inventory reserves	(32,422)	(942)
Total inventory, net	$21,396	$20,498

Inventory Reserves

The Company establishes an inventory reserve for obsolete, slow-moving, and defective inventory. The Company calculates inventory reserves for obsolete, slow-moving, or defective items as the difference between the cost of inventory and its estimated net realizable value. The reserves are based upon management’s expected method of disposition.

Changes in the Company’s inventory reserve are as follows:

(In thousands)	Year Ended December 31,
	2022	2021
Inventory reserves – beginning of period	$942	$—
Increase in inventory reserves	31,480	942
Inventory reserves – end of period	$32,422	$942